JPMorgan Hedged Equity 2 Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 101.6%
Aerospace & Defense — 2.4%
Boeing Co. (The) *	29	6,332
Howmet Aerospace, Inc.	256	50,135
RTX Corp.	220	36,807
Textron, Inc.	134	11,332
TransDigm Group, Inc.	18	23,482
		128,088
Air Freight & Logistics — 0.2%
FedEx Corp.	56	13,176
Automobile Components — 0.1%
Aptiv plc (Jersey) *	48	4,115
Automobiles — 2.1%
Tesla, Inc. * (a)	254	113,095
Banks — 3.7%
Bank of America Corp.	1,374	70,893
Citigroup, Inc.	181	18,408
Fifth Third Bancorp	460	20,487
Truist Financial Corp.	207	9,467
US Bancorp	376	18,158
Wells Fargo & Co.	690	57,792
		195,205
Beverages — 1.5%
Coca-Cola Co. (The)	350	23,190
Keurig Dr Pepper, Inc.	819	20,910
PepsiCo, Inc.	275	38,601
		82,701
Biotechnology — 2.0%
AbbVie, Inc.	288	66,574
Neurocrine Biosciences, Inc. *	30	4,176
Regeneron Pharmaceuticals, Inc.	31	17,580
Vertex Pharmaceuticals, Inc. *	42	16,633
		104,963
Broadline Retail — 4.2%
Amazon.com, Inc. * (a)	1,014	222,615
Building Products — 1.4%
Carrier Global Corp.	392	23,378
Masco Corp.	166	11,696
Trane Technologies plc	101	42,518
		77,592
Capital Markets — 2.1%
Ameriprise Financial, Inc.	34	16,649
Charles Schwab Corp. (The)	529	50,512
CME Group, Inc.	92	24,823

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Raymond James Financial, Inc.	47	8,069
State Street Corp.	101	11,707
		111,760
Chemicals — 1.4%
Ecolab, Inc.	59	16,167
Linde plc	82	39,180
PPG Industries, Inc.	108	11,342
Sherwin-Williams Co. (The)	23	7,862
		74,551
Communications Equipment — 0.5%
Arista Networks, Inc. *	117	17,078
Motorola Solutions, Inc.	16	7,357
		24,435
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	15	9,471
Vulcan Materials Co.	40	12,346
		21,817
Consumer Finance — 0.8%
American Express Co.	61	20,207
Capital One Financial Corp.	113	24,022
		44,229
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	501	51,626
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	855	24,152
Electric Utilities — 1.8%
Entergy Corp.	41	3,848
NextEra Energy, Inc.	550	41,487
NRG Energy, Inc.	19	3,100
PG&E Corp.	341	5,147
Southern Co. (The)	470	44,510
		98,092
Electrical Equipment — 1.0%
Eaton Corp. plc	61	22,726
Emerson Electric Co.	103	13,488
GE Vernova, Inc.	26	16,122
		52,336
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	289	14,089
Entertainment — 1.5%
Netflix, Inc. *	39	46,811

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The)	257	29,389
Warner Music Group Corp., Class A	151	5,147
		81,347
Financial Services — 5.8%
Apollo Global Management, Inc.	134	17,873
Berkshire Hathaway, Inc., Class B * (a)	156	78,355
Corpay, Inc. *	68	19,657
Fidelity National Information Services, Inc.	308	20,329
Klarna Group plc (United Kingdom) *	14	505
Mastercard, Inc., Class A	156	88,488
Toast, Inc., Class A *	182	6,660
Visa, Inc., Class A	226	76,990
WEX, Inc. *	13	2,110
		310,967
Food Products — 0.6%
Mondelez International, Inc., Class A	518	32,355
Ground Transportation — 0.2%
Union Pacific Corp.	54	12,648
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	158	15,436
Edwards Lifesciences Corp. *	299	23,291
Medtronic plc	395	37,580
Stryker Corp.	102	37,689
Zimmer Biomet Holdings, Inc.	19	1,897
		115,893
Health Care Providers & Services — 1.7%
Cigna Group (The)	71	20,421
HCA Healthcare, Inc.	16	6,683
Humana, Inc.	57	14,927
McKesson Corp.	13	9,855
UnitedHealth Group, Inc.	108	37,414
		89,300
Health Care REITs — 0.8%
Ventas, Inc.	351	24,599
Welltower, Inc.	100	17,742
		42,341
Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc.	3	15,723
Carnival Corp. *	562	16,251
Chipotle Mexican Grill, Inc., Class A *	599	23,494
DoorDash, Inc., Class A *	33	8,972
Expedia Group, Inc.	66	14,005
Hilton Worldwide Holdings, Inc.	106	27,602

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.	152	46,068
Yum! Brands, Inc.	184	27,915
		180,030
Household Durables — 0.1%
Lennar Corp., Class A	48	6,033
Household Products — 0.1%
Church & Dwight Co., Inc.	81	7,107
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	36	7,091
Industrial Conglomerates — 0.8%
3M Co.	269	41,760
Industrial REITs — 0.3%
Prologis, Inc.	128	14,651
Insurance — 1.7%
Aon plc, Class A	47	16,545
Arch Capital Group Ltd.	69	6,274
Arthur J Gallagher & Co.	135	41,935
Chubb Ltd.	25	6,979
Progressive Corp. (The)	83	20,519
		92,252
Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	567	137,813
Alphabet, Inc., Class C	363	88,519
Meta Platforms, Inc., Class A (a)	242	177,571
		403,903
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	341	22,867
Life Sciences Tools & Services — 0.6%
Danaher Corp.	169	33,446
Machinery — 1.2%
Deere & Co.	61	27,797
Ingersoll Rand, Inc.	107	8,804
Otis Worldwide Corp.	187	17,117
PACCAR, Inc.	104	10,273
		63,991
Media — 0.8%
Charter Communications, Inc., Class A *	45	12,343
Comcast Corp., Class A	761	23,916
Omnicom Group, Inc.	81	6,625
		42,884
Metals & Mining — 0.1%
Nucor Corp.	22	3,033

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 0.5%
Ameren Corp.	80	8,314
Sempra	177	15,949
		24,263
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	210	19,821
Diamondback Energy, Inc.	75	10,708
EOG Resources, Inc.	267	29,974
EQT Corp.	58	3,154
Exxon Mobil Corp.	702	79,165
		142,822
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	135	7,673
United Airlines Holdings, Inc. *	30	2,856
		10,529
Personal Care Products — 0.1%
Kenvue, Inc.	287	4,663
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	576	25,976
Eli Lilly & Co.	63	48,136
Johnson & Johnson	317	58,721
Merck & Co., Inc.	85	7,180
		140,013
Professional Services — 0.4%
Leidos Holdings, Inc.	117	22,143
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	122	7,428
Semiconductors & Semiconductor Equipment — 14.6%
Analog Devices, Inc.	164	40,321
Broadcom, Inc.	438	144,534
Lam Research Corp.	312	41,789
Micron Technology, Inc.	193	32,237
NVIDIA Corp. (a)	2,465	459,953
NXP Semiconductors NV (Netherlands)	138	31,430
Texas Instruments, Inc.	173	31,781
		782,045
Software — 11.9%
AppLovin Corp., Class A *	11	7,768
Cadence Design Systems, Inc. *	47	16,542
Crowdstrike Holdings, Inc., Class A *	11	5,713
Intuit, Inc.	37	25,210
Microsoft Corp. (a)	776	401,799
Oracle Corp.	234	65,744
Palantir Technologies, Inc., Class A *	159	29,093

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Salesforce, Inc.	144	34,050
ServiceNow, Inc. *	53	48,695
		634,614
Specialized REITs — 0.6%
Equinix, Inc.	22	17,613
SBA Communications Corp.	79	15,262
		32,875
Specialty Retail — 1.9%
AutoZone, Inc. *	1	5,976
Burlington Stores, Inc. *	59	14,867
Lowe's Cos., Inc.	207	51,927
Ross Stores, Inc.	184	28,053
		100,823
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (a)	1,441	366,779
Seagate Technology Holdings plc	151	35,670
Western Digital Corp.	89	10,678
		413,127
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	111	7,770
Tobacco — 0.7%
Altria Group, Inc.	163	10,763
Philip Morris International, Inc.	149	24,253
		35,016
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	9	8,862
Total Common Stocks (Cost $3,391,724)		5,429,529
	NO. OF CONTRACTS
Options Purchased — 0.2%
Put Options Purchased — 0.2%
S&P 500 Index
10/31/2025 at USD 6,000.00, European Style
Notional Amount: USD 5,489,888
Counterparty: Exchange-Traded * (Cost $69,591)	8,208	8,741

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (b) (c) (Cost $48,702)	48,702	48,702
Total Investments — 102.7% (Cost $3,510,017)		5,486,972
Liabilities in Excess of Other Assets — (2.7)%		(142,024)
NET ASSETS — 100.0%		5,344,948

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $1,820,167.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	163	12/19/2025	USD	54,915	503

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,208	USD 5,489,888	USD 6,650.00	10/31/2025	(113,640)
Written Put Options Contracts as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,208	USD 5,489,888	USD 5,070.00	10/31/2025	(1,806)
Total Written Options Contracts (Premiums Received $65,280)						(115,446)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,486,972	$—	$—	$5,486,972
Appreciation in Other Financial Instruments
Futures Contracts (a)	$503	$—	$—	$503
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(113,640)	$—	$—	$(113,640)

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(1,806)	$—	$—	$(1,806)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(114,943)	$—	$—	$(114,943)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	$64,889	$769,825	$786,012	$—	$—	$48,702	48,702	$734	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.